RESERVES - MOVEMENTS OF SPECIAL RESERVE - SAFETY PRODUCTION FUND (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	¥ 0	¥ 0
Appropriation for retained earnings	0	0	¥ 0
Utilization	0	0	0
End of the year	0	0	0
Special reserve [member]
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	0	0	0
Appropriation for retained earnings	281,277	264,871	242,456
Utilization	(281,277)	(264,871)	(242,456)
End of the year	¥ 0	¥ 0	¥ 0